Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Trade receivables	¥ 473,515,321	$ 66,739,298	¥ 487,418,616
Allowance for expected credit losses	(29,354,030)	(4,137,284)	(24,366,824)
Accounts receivable, net	¥ 444,161,291	$ 62,602,014	¥ 463,051,792